FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10 – FAIR VALUE MEASUREMENTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities.
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The following tables provide a summary of the fair values of the Company’s assets and liabilities.

As of September 30, 2015
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$-	$-

Total liabilities	$-	$-	$-	$-

As of December 31, 2014
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$5,760	$5,760

Total liabilities	$-	$-	$5,760	$5,760

Warrant liability

The Company issued warrants, which contain certain anti-dilution provisions that reduce the exercise price of the warrants in certain circumstances.  See Note 5 - Equity - Common Stock Warrants. The Company has classified the warrant liability as non-current based an evaluation of the contractual obligations of the warrants and management’s expectation as to the settlement date of the warrant liability. The Company measured its warrant liability using Level 3 inputs as defined by ASC 820.

Upon the Company’s adoption of the Derivative and Hedging Topic of the FASB Accounting Standards Codification (“ASC 815”) on January 1, 2009, the Company determined that the warrants with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined to not be indexed to the Company’s stock as prescribed by ASC 815.

The Company determined the fair value of the warrant liability at September 30, 2015 was $0. As of September 30, 2015, there were no warrants with provisions that reduce the exercise price of the warrants. Accordingly all warrants qualify for a scope exception under ASC 815.

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable input (Level 3) for the three months ended September 30, 2015:

Warrant liability balance as of December 31, 2014	$5,760
Fair value of warrants whose anti-dilution provisions expired during the period	(5,760)
Warrant liability balance as of September 30, 2015	$-

NOTE 11 – FAIR VALUE MEASUREMENTS

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities.
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The following tables provide a summary of the fair values of the Company’s assets and liabilities.

	As of December 31, 2014
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$5,760	$5,760

Total liabilities	$-	$-	$5,760	$5,760

	As of December 31, 2013
	Fair Value Measurements Using			Liabilities at
	Level 1	Level 2	Level 3	Fair Value

LIABILITIES:
Warrant liability	$-	$-	$607,199	$607,199

Total liabilities	$-	$-	$607,199	$607,199

Warrant liability

The Company issued warrants, which contain certain anti-dilution provisions that reduce the exercise price of the warrants in certain circumstances. See Note 6 – Shareholders (Deficit) Equity - Common Stock Warrants. The Company has classified the warrant liability as noncurrent based on an evaluation of the contractual obligations of the warrants and management’s expectation as to the settlement date of the warrant liability. The Company measured its warrant liability using Level 3 inputs as defined by ASC 820.

Upon the Company’s adoption of the Derivative and Hedging Topic of the FASB Accounting Standards Codification (“ASC 815”) on January 1, 2009, the Company determined that the warrants with provisions that reduce the exercise price of the warrants did not qualify for a scope exception under ASC 815 as they were determined to not be indexed to the Company’s stock as prescribed by ASC 815.

 The Company determined the fair value of the warrant liability at December 31, 2012 was $225,000. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: dividend yield: 0%, risk free rate: 0.02% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

11/20/2012	$0.15	4,999,990	4.9	689%	$225,000

The Company determined that the fair value of the warrant liability for warrants issued on March 14, 2013 to be $7,200 in the aggregate. The fair value of the warrant liability for warrants issued on March 14, 2013 was determined on the date of their issuance, which was recorded in warrant liability, using the Black Scholes Option Pricing Model based on an expected term of five years, an assumed dividend yield of 0% and the following assumptions:

		Common	Aggregate	Expected Term
	Warrant	Stock Closing	Number of	(Years) of
Warrant Issue Date	Exercise Price	Price	Warrants	Warrants	Volatility

3/14/2013	$0.15	$0.06	120,000	5.0	711%

The Company determined that the fair value of the warrant liability for the September 2013 Warrants to be $400,000 in the aggregate. The fair value of the warrant liability for the September 2013 Warrants issued on September 12, 2013 was determined on the date of their issuance, which was recorded in warrant liability, using the Black Scholes Option Pricing Model based on an expected term of five years, an assumed dividend yield of 0% and the following assumptions:

Warrant Issue Date	Warrant Exercise Price	Common Stock Closing Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

9/12/2013	$0.15	$0.08	5,000,000	4.2	703%	$400,000

The Company determined the fair value of the warrant liability at December 31, 2013 was $607,199. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: common stock closing price of $0.06 per share as of December 31, 2013, dividend yield: 0%, risk free rate: 0.1% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility		Fair Value

11/20/2012	$0.15	4,999,990	3.9		710%		$299,999
3/14/2013	$0.15	120,000	4.2	716%		$7,200
9/12/2013	$0.15	5,000,000	3.9		711%		$300,000
							$607,199

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013:

Warrant liability balance as of December 31, 2012	$225,000
Fair value of warrants issued during the period	407,200
Decrease in the fair value of warrant liability, included in net loss	(25,001)
Warrant liability balance as of December 31, 2013	$607,199

The Company determined the fair value of the warrant liability at December 31, 2014 was $5,760. The fair value was determined using the Black Scholes Option Pricing Model based on the following assumptions: common stock closing price of $0.048 per share as of December 31, 2014, dividend yield: 0%, risk free rate: 0.03% and the following:

Warrant Issue Date	Warrant Exercise Price	Aggregate Number of Warrants	Expected Term (Years) of Warrants	Volatility	Fair Value

3/14/2013	$0.15	120,000	3.2	614%	5,760

					$5,760

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014:

Warrant liability balance as of December 31, 2013	$607,199
Fair value of warrants whose anti-dilution provisions expired during the period	(549,999)
Decrease in the fair value of warrant liability, included in net loss	(51,440)
Warrant liability balance as of December 31, 2014	$5,760